REPORTING ENTITY	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
REPORTING ENTITY [Text Block]

1. REPORTING ENTITY

Points International Ltd. (the “Corporation”) is a company domiciled in Canada. The address of the Corporation’s registered office is 111 Richmond Street, Suite 700, Toronto, ON, Canada M5H 2G4. The consolidated financial statements of the Corporation as at and for the year ended December 31, 2017 comprise the Corporation and its wholly-owned subsidiaries, Points International (US) Ltd., Points International (UK) Ltd., Points.com Inc., Points Travel Inc., and Points Development (US) Ltd. The Corporation’s shares are publicly traded on the Toronto Stock Exchange (“TSX”) as PTS and on the NASDAQ Capital Market (“NASDAQ”) as PCOM.

The Corporation operates in three reportable segments (see Note 4 below)

Segment	Principal Activities
Loyalty Currency Retailing	Loyalty currency retailing operations for the Corporation’s loyalty partners’ retail consumers.
Platform Partners	A portfolio of technology solutions that enables the broad distribution of loyalty currencies across loyalty partner programs and platforms.
Points Travel	White-label travel booking solution for the loyalty industry that allows retail consumers to earn and/or use their loyalty currency while making certain online travel bookings.

The Corporation’s operations can be influenced by seasonality. Historically, revenues are highest in the fourth quarter in each year as redemption volumes and promotional activity typically peak during this time.

The consolidated financial statements of the Corporation as at and for the year ended December 31, 2017 are available at www.sedar.com or www.sec.gov .